Business Combination - Schedule of Pro forma Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Business Acquisition Pro Forma Information [Abstract]
Pro forma revenue	¥ 1,780,129	¥ 1,439,952	¥ 1,113,651
Pro forma income from operations	303,968	246,561	31,967
Pro forma net (loss) income attributable to the Group	¥ 266,438	¥ 189,471	¥ (30,698)